Fair Value Measurements Fair Value Measurements (Details 3) (USD $) In Millions, unless otherwise specified					12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset impairment charges					$ 492
Goodwill, fair value	2,829	2,827	3,295	3,294	1,782
Goodwill, carry value					$ 1,290